Organization and business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization and business
Organization and business

Note 1 — Organization and business

Broadmark Realty Capital Inc. (“Broadmark Realty,” “the Company,” “Successor,” “we,” “us” and “our”) is an internally managed commercial real estate finance company that provides secured financing to real estate investors and developers. Broadmark Realty’s objective is to preserve and protect shareholder capital while producing attractive risk-adjusted returns primarily through dividends generated from current income from its loan portfolio. Broadmark Realty operates in select states that it believes to have favorable demographic trends and provide Broadmark Realty the ability to efficiently access the underlying collateral in the event of borrower default.

On November 14, 2019 (the “Closing Date”), Broadmark Realty Capital Inc., a Maryland corporation (formerly named Trinity Sub Inc.) (“Broadmark Realty”), consummated a business combination (the “Business Combination”) pursuant to an Agreement and Plan of Merger, dated August 9, 2019 (the “Merger Agreement”), by and among the Company, Trinity Merger Corp. (“Trinity”), Trinity Merger Sub I, Inc. (“Merger Sub I”), Trinity Merger Sub II, LLC (“Merger Sub II” and together with Trinity and Merger Sub I, the “Trinity Parties”), PBRELF I, LLC (“PBRELF”), BRELF II, LLC (“BRELF II”), BRELF III, LLC (“BRELF III”), BRELF IV, LLC (“BRELF IV” and, together with PBRELF, BRELF II and BRELF III, the “Predecessor Companies” and each a “Predecessor Company”), Pyatt Broadmark Management, LLC (“MgCo I”), Broadmark Real Estate Management II, LLC (“MgCo II”), Broadmark Real Estate Management III, LLC (“MgCo III”), and Broadmark Real Estate Management IV, LLC (“MgCo IV” and, together with MgCo I, MgCo II and MgCo III, the “Predecessor Management Companies” and each a “Predecessor Management Company,” and the Predecessor Management Companies, together with the Predecessor Companies and their subsidiaries, the “Predecessor Company Group”). Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, (i) Merger Sub I merged with and into Trinity, with Trinity being the surviving entity of such merger (the “Trinity Merger”), (ii) immediately following the Trinity Merger, each of the Predecessor Companies merged with and into Merger Sub II, with Merger Sub II being the surviving entity of such merger (the “Company Merger”), and (iii) immediately following the Company Merger, each of the Predecessor Management Companies merged with and into Trinity, with Trinity being the surviving entity of such merger (the “Management Company Merger” and, together with the Trinity Merger and the Company Merger, the “Mergers”). As a result of the Mergers, Merger Sub II and Trinity became wholly owned subsidiaries of Broadmark Realty.

The consolidated subsidiaries of Broadmark Realty after the Business Combination include BRMK Lending, LLC, BRMK Management, Corp., and Broadmark Private REIT Management, LLC. BRMK Lending, LLC originates short-term loans secured by first deed of trust liens on residential and commercial real estate. BRMK Management, Corp. (the “Manager”) manages the underwriting, closing, servicing and disposition of mortgage notes, and performs all general and administrative duties. Broadmark Private REIT Management, LLC (the “Private REIT Manager”) was designed to manage the newly organized Broadmark Private REIT, LLC (the “Private REIT”), an unconsolidated affiliate of the Company that primarily participates in loans originated, underwritten and serviced by a subsidiary of Broadmark Realty.

Broadmark Realty intends to elect to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes commencing with the tax period ending December 31, 2019. Broadmark Realty generally will not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. The Company also operates its business in a manner that permits it to maintain an exclusion from registration under the Investment Company Act of 1940. As a REIT, Broadmark Realty may own up to 100% of the stock of one or more taxable REIT subsidiaries (“TRSs”), which may earn income that would not be qualifying income if earned directly by a REIT. Broadmark Realty has a TRS being the Manager and this election applies to the wholly owned subsidiaries of the Company, including the Private Manager.

Unless the context otherwise requires, references to “Broadmark Realty,” the “Company,” “we,” “us” and “our” in the remainder of this report refer to Broadmark Realty and its consolidated subsidiaries after the Business Combination and refer to the Predecessor Company Group for periods prior to the Business Combination.

Note 1 — Organization and business

Broadmark Realty Capital Inc. (“Broadmark Realty,” “Company”, or “Successor”) is a internally managed commercial real estate finance company that offers short-term, first deed of trust loans, secured by real estate to fund the construction and development of, or investment in, residential or commercial properties. Broadmark Realty’s objective to preserve and protect shareholder capital while producing attractive risk-adjusted returns primarily through dividends generated from current income from its loan portfolio. Broadmark Realty operates in select states that it believes to have favorable demographic trends, providing more efficient and quicker access to collateral in the event of borrower default.

Broadmark Realty intends to elect to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes, commencing with the tax period ending December 31, 2019. Broadmark Realty generally will not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. The Company also operates its business in a manner that permits it to maintain an exclusion from registration under the Investment Company Act of 1940. See Note 8 for additional information regarding Broadmark Realty’s taxable REIT subsidiaries.

On November 14, 2019 (the “Closing Date”), Broadmark Realty Capital Inc., a Maryland corporation (formerly named Trinity Sub Inc.) (“Broadmark Realty”), consummated a business combination (the “Business Combination”) pursuant to an Agreement and Plan of Merger, dated August 9, 2019 (the “Merger Agreement”), by and among the Company, Trinity, Trinity Merger Sub I, Inc. (“Merger Sub I”), Trinity Merger Sub II, LLC (“Merger Sub II” and together with Trinity and Merger Sub I, the “Trinity Parties”), PBRELF I, LLC (“PBRELF”), BRELF II, LLC (“BRELF II”), BRELF III, LLC (“BRELF III”), BRELF IV, LLC (“BRELF IV”) and, together with PBRELF, BRELF II and BRELF III, the “Predecessor Companies” and each a “Predecessor Company”), Pyatt Broadmark Management, LLC (“MgCo I”), Broadmark Real Estate Management II, LLC (“MgCo II”), Broadmark Real Estate Management III, LLC (“MgCo III”), and Broadmark Real Estate Management IV, LLC (“MgCo IV” and, together with MgCo I, MgCo II and MgCo III, the “Predecessor Management Companies” and each a “Predecessor Management Company,” and the Predecessor Management Companies, together with the Predecessor Companies and their subsidiaries, the “Predecessor Company Group”). Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, (i) Merger Sub I merged with and into Trinity, with Trinity being the surviving entity of such merger (the “Trinity Merger”), (ii) immediately following the Trinity Merger, each of the Predecessor Companies merged with and into Merger Sub II, with Merger Sub II being the surviving entity of such merger (the “Company Merger”), and (iii) immediately following the Company Merger, each of the Predecessor Management Companies merged with and into Trinity, with Trinity being the surviving entity of such merger (the “Management Company Merger” and, together with the Trinity Merger and the Company Merger, the “Mergers”). As a result of the Mergers, Merger Sub II and Trinity became wholly owned subsidiaries of Broadmark Realty.

References to “Broadmark Realty” and “Company,” refer to Broadmark Realty and its consolidated subsidiaries after the Business Combination and refer to the Predecessor Company Group for periods prior to the Business Combination.